Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
The Partnership's related party transactions recognized in the consolidated statements of loss were as follows for the periods indicated:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Revenues(1)	42,628	117,764	49,509
Vessel operating expenses(2)	(2,535)	(6,298)	(32,346)
General and administrative(3)	(8,811)	(18,162)	(31,340)
Interest expense(4)(5)(6)(7)(8)	(46,744)	(38,695)	(25,882)
Losses on debt repurchases(9)	—	(46,041)	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation prior to May 8, 2019.

(2)	Includes ship management and crew training services provided by Teekay Corporation prior to May 8, 2019.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation for costs incurred on the Partnership’s behalf prior to May 8, 2019 and reimbursements to the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $8.3 million for the year ended December 31, 2019 (December 31, 2018 and 2017 - $5.0 million and nil, respectively), incurred on the unsecured revolving credit facility provided by Brookfield and by Teekay Corporation prior to May 8, 2019 (see note 11j).

(5)
Includes interest expense of $38.5 million for the year ended December 31, 2019 (December 31, 2018 and 2017 - $21.0 million and nil, respectively), incurred on a portion of five-year senior unsecured bonds held by Brookfield (see note 11k).

(6)
Includes interest expense of $10.0 million for the year ended December 31, 2018 (December 31, 2017 - $5.3 million), and accretion expense of $2.7 million for the year ended December 31, 2018 (December 31, 2017 - $2.2 million), incurred on the Brookfield Promissory Note (see note 11h).

(7)	Includes interest expense of $14.6 million for the year ended December 31, 2017, incurred on the 2016 Teekay Corporation Promissory Note (see note 11g).

(8)
Includes a guarantee fee to Teekay Corporation related to the final bullet payment of the Piranema Spirit FPSO unit debt facility, which was repaid in March 2017, and a guarantee fee to Teekay Corporation related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017 (see notes 11i and 12).

(9)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 11k).